UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-10371

LORD ABBETT BLEND TRUST

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices)  (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 7/31

Date of reporting period: 4/30/2011

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT BLEND TRUST-SMALL CAP BLEND FUND April 30, 2011

Investments	Shares	Fair Value (000)
COMMON STOCKS 97.08%

Aerospace & Defense 2.47%

HEICO Corp.	158,896	$7,652
HEICO Corp. Class A	173,948	6,186
Kaman Corp.	201,472	7,495
Moog, Inc. Class A*	285,047	12,576

Total		33,909

Auto Components 1.03%

Tenneco, Inc.*	307,000	14,186

Beverages 0.98%

Hansen Natural Corp.*	203,600	13,468

Chemicals 6.62%

Chemtura Corp.*	539,100	10,340
Ferro Corp.*	712,800	10,692
Innospec, Inc.*	307,902	11,596
Kraton Performance Polymers, Inc.*	630,901	29,122
Kronos Worldwide, Inc.	180,093	11,087
PolyOne Corp.	661,400	9,577
TPC Group, Inc.*	212,735	8,390

Total		90,804

Commercial Banks 6.70%

Columbia Banking System, Inc.	513,254	9,680
First Financial Bancorp	382,800	6,308
Home BancShares, Inc.	404,530	9,697
IBERIABANK Corp.	298,382	17,906
PacWest Bancorp	556,979	12,805
SCBT Financial Corp.	226,553	7,304
Washington Banking Co.	209,900	2,936
Webster Financial Corp.	726,700	15,639
Wintrust Financial Corp.	285,000	9,602

Total		91,877

Commercial Services & Supplies 3.56%

Herman Miller, Inc.	635,292	16,530
Steelcase, Inc. Class A	2,210,900	25,536
Sykes Enterprises, Inc.*	336,947	6,749

Total		48,815

Communications Equipment 0.86%

DG FastChannel, Inc.*	322,600	11,804

Construction & Engineering 1.15%

EMCOR Group, Inc.*	509,847	15,790

Consumer Finance 0.10%

NetSpend Holdings, Inc.*	119,521	1,388

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BLEND TRUST-SMALL CAP BLEND FUND April 30, 2011

Investments	Shares	Fair Value (000)
Containers & Packaging 3.04%

Graham Packaging Co., Inc.*	712,056	$16,377
Rock-Tenn Co. Class A	192,100	13,268
Temple-Inland, Inc.	510,609	12,015

Total		41,660

Diversified Consumer Services 0.66%

American Public Education, Inc.*	214,515	9,063

Diversified Financial Services 2.11%

Encore Capital Group, Inc.*	517,417	15,492
Portfolio Recovery Associates, Inc.*	149,216	13,468

Total		28,960

Electrical Equipment 5.26%

A. O. Smith Corp.	209,619	9,217
Belden, Inc.	263,100	10,006
General Cable Corp.*	416,600	20,205
Regal Beloit Corp.	182,193	13,808
Thomas & Betts Corp.*	326,781	18,944

Total		72,180

Electronic Equipment, Instruments & Components 2.88%

FARO Technologies, Inc.*	482,050	20,810
ScanSource, Inc.*	524,534	18,763

Total		39,573

Energy Equipment & Services 3.96%

Complete Production Services, Inc.*	390,913	13,267
GulfMark Offshore, Inc. Class A*	257,544	10,964
Helix Energy Solutions Group, Inc.*	581,500	11,008
Superior Energy Services, Inc.*	495,400	19,033

Total		54,272

Food Products 2.16%

Darling International, Inc.*	640,600	10,358
J & J Snack Foods Corp.	249,537	12,681
Zhongpin, Inc. (China)*(a)	397,816	6,644

Total		29,683

Health Care Equipment & Supplies 3.72%

American Medical Systems Holdings, Inc.*	226,463	6,680
Cooper Cos., Inc. (The)	259,429	19,431
Masimo Corp.	299,100	10,406
Thoratec Corp.*	472,500	14,506

Total		51,023

Health Care Providers & Services 5.29%

Catalyst Health Solutions, Inc.*	158,226	9,424

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BLEND TRUST-SMALL CAP BLEND FUND April 30, 2011

Investments	Shares	Fair Value (000)
Health Care Providers & Services (continued)

Centene Corp.*	620,171	$22,469
Healthways, Inc.*	545,798	9,235
MEDNAX, Inc.*	157,700	11,184
PSS World Medical, Inc.*	469,800	13,512
VCA Antech, Inc.*	277,700	6,831

Total		72,655

Information Technology Services 3.07%

Acxiom Corp.*	552,800	8,049
Cardtronics, Inc.*	877,727	18,652
FleetCor Technologies, Inc.*	243,874	9,148
HiSoft Technology International Ltd. ADR*	339,800	6,340

Total		42,189

Insurance 1.55%

RLI Corp.	162,400	9,620
Tower Group, Inc.	511,573	11,700

Total		21,320

Internet Software & Services 1.32%

NIC, Inc.	888,370	11,420
Responsys, Inc.*	419,000	6,696

Total		18,116

Life Sciences Tools & Services 2.03%

PerkinElmer, Inc.	543,227	15,357
Techne Corp.	160,850	12,500

Total		27,857

Machinery 3.28%

Astec Industries, Inc.*	280,827	10,890
IDEX Corp.	342,500	16,070
Middleby Corp. (The)*	200,989	18,023

Total		44,983

Media 0.72%

John Wiley & Sons, Inc. Class A	194,700	9,916

Metals & Mining 4.76%

Carpenter Technology Corp.	212,513	10,893
Noranda Aluminum Holding Corp.*	613,400	10,422
Reliance Steel & Aluminum Co.	372,700	21,099
Schnitzer Steel Industries, Inc. Class A	204,600	12,700
Worthington Industries, Inc.	471,000	10,159

Total		65,273

Oil, Gas & Consumable Fuels 4.06%

Carrizo Oil & Gas, Inc.*	455,253	18,137
Rosetta Resources, Inc.*	434,300	19,948

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BLEND TRUST-SMALL CAP BLEND FUND April 30, 2011

Investments	Shares	Fair Value (000)
Oil, Gas & Consumable Fuels (continued)
World Fuel Services Corp.	444,300	$17,585

Total		55,670

Paper & Forest Products 1.15%

Buckeye Technologies, Inc.	560,064	15,771

Professional Services 2.87%

Kforce, Inc.*	1,236,811	19,356
Robert Half International, Inc.	659,300	19,997

Total		39,353

Real Estate Investment Trusts 1.53%

DiamondRock Hospitality Co.	217,447	2,618
LaSalle Hotel Properties	311,100	8,754
Pebblebrook Hotel Trust	448,600	9,623

Total		20,995

Real Estate Management & Development 1.59%

Altisource Portfolio Solutions SA (Luxembourg)*(a)	116,895	3,797
Jones Lang LaSalle, Inc.	176,486	18,068

Total		21,865

Semiconductors & Semiconductor Equipment 4.81%

BCD Semiconductor Manufacturing Ltd. ADR*	235,400	2,279
NetLogic Microsystems, Inc.*	337,200	14,544
PMC-Sierra, Inc.*	1,184,540	9,500
Power Integrations, Inc.	163,215	6,584
Semtech Corp.*	909,163	25,520
Silicon Laboratories, Inc.*	173,300	7,552

Total		65,979

Software 3.01%

Blackboard, Inc.*	147,800	7,111
Ebix, Inc.*	394,700	9,019
Progress Software Corp.*	574,282	17,027
SS&C Technologies Holdings, Inc.*	397,232	8,104

Total		41,261

Specialty Retail 4.02%

Aaron’s, Inc.	643,010	18,512
Guess?, Inc.	391,000	16,809
Select Comfort Corp.*	1,248,200	19,809

Total		55,130

Textiles, Apparel & Luxury Goods 2.23%

Deckers Outdoor Corp.*	155,600	13,204
Wolverine World Wide, Inc.	440,096	17,463

Total		30,667

Thrifts & Mortgage Finance 1.14%

Ocwen Financial Corp.*	1,310,388	15,685

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT BLEND TRUST-SMALL CAP BLEND FUND April 30, 2011

Investments	Shares	Fair Value (000)
Trading Companies & Distributors 1.39%

Watsco, Inc.	53,592	$3,799
WESCO International, Inc.*	246,400	15,265

Total		19,064

Total Common Stocks (cost $1,025,519,448)		1,332,204

	Principal Amount (000)
SHORT-TERM INVESTMENT 3.95%

Repurchase Agreement

Repurchase Agreement dated 4/29/2011, 0.01% due 5/2/2011 with Fixed Income Clearing Corp. collateralized by $50,775,000 of Federal National Mortgage Assoc. at 4.75% due 11/19/2012; value: $55,217,813; proceeds: $54,135,093 (cost $54,135,048)	$54,135	54,135

Total Investments in Securities 101.03% (cost $1,079,654,496)		1,386,339

Liabilities in Excess of Other Assets (1.03)%		(14,126)

Net Assets 100.00%		$1,372,213

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Blend Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company and was organized as a Delaware statutory trust on May 1, 2001. The Trust has one series, Lord Abbett Small-Cap Blend Fund (the “Fund”).

The Fund’s investment objective is to seek long-term growth of capital by investing primarily in stocks of small companies.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current fair value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)	Repurchase Agreements-The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(d)	Fair Value Measurements-Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 - unadjusted quoted prices in active markets for identical investments;

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited)(concluded)

The following is a summary of the inputs used as of April 30, 2011 in valuing the Fund’s investments carried at fair value:

Investment Type*	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$1,332,204	$—	$—	$1,332,204
Repurchase Agreement	—	54,135	—	54,135

Total	$1,332,204	$54,135	$—	$1,386,339

*	See Schedule of Investments for fair values in each industry.

3. FEDERAL TAX INFORMATION

As of April 30, 2011, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$1,082,685,898

Gross unrealized gain	309,055,626
Gross unrealized loss	(5,402,643)

Net unrealized security gain	$303,652,983

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to wash sales.

4. TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year. The Fund had the following transactions with affiliated issuers during the period ended April 30, 2011:

Affiliated Issuer	Balance of Shares Held at 7/31/2010	Gross Additions	Gross Sales	Balance of Shares Held at 4/30/2011	Value at 4/30/2011	Net Realized Gain (Loss) 8/1/2010 to 4/30/2011(a)	Dividend Income 8/1/2010 to 4/30/2011(a)
FARO Technologies, Inc.(b)(c)	779,449	70,600	(367,999)	482,050	$—	$(44,278)	$—
Kforce, Inc.(c)	2,017,511	—	(780,700)	1,236,811	—	19,230	—

Total					$—	$(25,048)	$—

(a)	Represents realized gains (losses) and dividend income earned only when the issuer was an affiliate of the Fund.
(b)	Not an affiliated issuer as of July 31, 2010.
(c)	No longer an affiliated issuer as of April 30, 2011.

Item 2:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT BLEND TRUST

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: June 23, 2011

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: June 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: June 23, 2011

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: June 23, 2011